Document and Entity Information	Mar. 10, 2022
Cover [Abstract]
Document Type	8-K12B/A
Amendment Flag	true
Document Period End Date	Mar. 10, 2022
Entity Registrant Name	BellRing Brands, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39093
Entity Tax Identification Number	87-3296749
Entity Address, Address Line One	2503 S. Hanley Road
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63144
City Area Code	314
Local Phone Number	644-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	BRBR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	As previously reported, on March 10, 2022 (the “Closing Date”), BellRing Brands, Inc. (formerly known as BellRing Distribution, LLC) (“New BellRing”) became the new public parent company of, and successor issuer to, BellRing Intermediate Holdings, Inc. (formerly known as BellRing Brands, Inc.) (“Old BellRing”). On the Closing Date, as previously announced, Old BellRing completed its merger (the “merger”) with BellRing Merger Sub Corporation (“Merger Sub”), a wholly-owned subsidiary of New BellRing, whereby Merger Sub merged with and into Old BellRing with Old BellRing continuing as the surviving corporation in the merger. As a result of the merger, (i) Old BellRing became a wholly-owned subsidiary of New BellRing and (ii) each share of Old BellRing Class A common stock outstanding prior to the merger was converted into the right to receive one share of New BellRing Common Stock and $2.97 in cash. In addition, Post Holdings, Inc. completed the previously announced spin-off of 80.1% of its interest in New BellRing to its shareholders. This Amendment No. 1 to Form 8-K amends the Current Report on Form 8-K12B filed by New BellRing with the Securities and Exchange Commission (the “SEC”) on the Closing Date (the “Original Form 8-K”). The Original Form 8-K did not include the unaudited pro forma financial information of New BellRing to give effect to the transactions described therein (the “transactions”). This Amendment No. 1 to the Original Form 8-K is being filed to include such financial information as required under Items 9.01(a) and 9.01(b) of Form 8-K.
Entity Central Index Key	0001772016